Reconciliation to accounting principles generally accepted in the United States of America	12 Months Ended
Sep. 30, 2011
Reconciliation To Accounting Principles Generally Accepted In United States Of America [Abstract]
Reconciliation To Us Gaap Accounting Principles Disclosure [Text Block]
25.	Reconciliation to accounting principles generally accepted in the United States of America

The financial statements have been prepared in accordance with Canadian generally accepted accounting principles (“Canadian GAAP”), which differ in certain material respects from those principles and practices that the Company would have followed had its financial statements been prepared in accordance with accounting principles and practices generally accepted in the United States (“US GAAP”).

a)	Statements of earnings (loss) and comprehensive gain (loss)

Net earnings (loss) from operations, separately identifying revenue earned from the sale of tangible products and the sale of services, together with the respective costs associated with those sales is as follows:

	2011	2010	2009

Revenue
Service revenue	$23,118,350	$22,709,059	$21,479,828
Product revenue	568,001	2,647,511	2,966,741
	23,686,351	25,356,570	24,446,569

Expenses
Network delivery – service revenue	3,787,234	3,988,806	5,055,365
Network delivery – product revenue	526,679	1,388,114	1,617,218
Software development	11,218,227	8,162,595	7,566,227
General and administration	4,096,764	4,021,971	4,893,640
Sales and marketing	927,860	896,791	1,202,699
Amortization of intangible assets	858,354	2,550,452	3,243,359
Amortization of property and equipment	2,036,953	2,368,539	2,770,357
Impairment of property and equipment (e)	117,306	40,085	55,077
	23,569,377	23,417,353	26,403,942

Earnings (loss) from operations	$116,974	$1,939,217	$(1,957,373)

The reconciliation between Canadian GAAP and US GAAP of the net earnings (loss) for the year is as follows:

	2011	2010	2009

Net earnings (loss) for the year under Canadian GAAP	$1,101,176	$6,851,994	$(1,769,666)
Change in fair value of embedded foreign currency derivatives relating to warrants (d)	-	-	22,531
Deferred tax benefit (h)	184,206	841,541	-
Net earnings (loss) for the year under US GAAP	1,285,382	7,693,535	(1,747,135)

Other comprehensive gain (loss):

Unrealized foreign exchange loss on translation of foreign subsidiaries with different functional currencies	(26,392)	(510,342)	(652,661)
Comprehensive gain (loss) under US GAAP	$1,258,990	$7,183,193	$(2,399,796)
Basic earnings (loss) per share under US GAAP	$0.04	$0.23	$(0.05)
Fully diluted earnings (loss) per share under US GAAP	$0.04	$0.23	$(0.05)

b)	Balance sheets

	2011		2010
	Canadian GAAP	U.S. GAAP	Canadian GAAP	U.S. GAAP

Assets

Current assets	$9,041,161	$9,041,161	$11,560,897	$11,560,897
Intangible assets	680,437	680,437	1,115,794	1,115,794
Goodwill (note g, h)	576,840	8,114,437	658,904	8,119,119
Deferred tax asset (h)	7,013,431	7,013,431	4,953,934	4,953,934
Other long-term assets	5,140,150	5,140,150	5,230,829	5,230,829

Total assets	$22,452,019	$29,989,616	$23,520,358	$30,980,573

Liabilities and Shareholders’ Equity

Liabilities

Current liabilities	$3,591,141	$3,591,141	$6,312,004	$6,312,004
Long-term liabilities	33,898	33,898	78,876	78,876

Shareholders’ Equity

Share capital	66,419,784	66,312,411	66,200,215	66,199,666
Contributed surplus (note d)	19,336,768	16,732,943	18,933,619	16,329,794
Deficit (note d, g, h)	(64,583,644)	(54,334,849)	(65,684,820)	(55,620,231)
Accumulated other comprehensive loss	(2,345,928)	(2,345,928)	(2,319,536)	(2,319,536)

	$22,452,019	$29,989,616	$23,520,358	$30,980,573

(c)	Stock-based compensation

Effective October 1, 2004, the Company adopted ASC 718, Compensation – Stock Compensation (formerly Financial Accounting Standard (“FAS”) No. 123, Accounting for Stock-Based Compensation, as subsequently revised by FAS No. 123(R) (“FAS 123(R)”), Share-Based Payment, effective October 1, 2006.) The adoption of this guidance, effective October 1, 2006 under the modified prospective method, had no material impact on the Company’s financial position or results of operations. Under US GAAP, the Company recognizes the grant-date fair value of stock-based compensation awards granted to employees and directors over the requisite service period for all awards granted, modified, repurchased or cancelled after October 1, 2004 and the unvested portions of outstanding awards as at October 1, 2004. The Company also adopted CICA Handbook Section 3870, Stock-Based Compensation and Other Stock-Based Payments effective October 1, 2004 for awards granted on or after October 1, 2002.

As a result of these new accounting standards in Canada and the United States, there are no material GAAP differences related to the Company’s stock-based compensation awards during the years ended September 30, 2011 and 2010.

At September 30, 2011, the total compensation cost related to non-vested awards not yet recognized is as follows:

Award type	September 30, 2011	September 30, 2010	Weighted average remaining vesting period

Stock options	$115,311	$4,473	6 months
RSU’s	204,823	-	24 months
PSU’s	14,880	-	24 months

Total	$335,014	$4,473

No amount has been included for forfeitures as the amount is insignificant.

(d)	Warrants Liability

Under US GAAP, the Securities Exchange Commission (“SEC”) determined that it is not possible to treat as equity, warrants whose exercise price currency denomination is different from the functional currency of the entity. The SEC generally views such instruments as derivative liabilities. Therefore, the Company applied EITF 07-5 “Determining Whether an Instrument (or Embedded Feature) is Indexed to an Entity’s Own Stock”, and allocated the fair value of warrants issued whose exercise price currency denomination is different than the Company’s functional currency as a liability, to be carried at fair value, with changes in fair value to be recorded in operations. The change in fair value of these warrants for the year ended September 30, 2011 was $nil (2010 - $nil; 2009 - $22,531) and was recognised through the statements of earnings (loss). Effective March 30, 2009, all warrants outstanding with an exercise price currency denomination different to the Company’s functional currency expired, unexercised.

(e)	Classification of impairment charges

Losses recognized with respect to impairments of long-lived assets have been classified as having arisen from non-operating results for Canadian reporting purposes.  Under US GAAP, these items are included in the determination of the Company’s earnings from operations.

(f)	Cash flow statements

The Canadian accounting standard for the preparation of cash flow statements is consistent with the guidance provided by International Accounting Standard (IAS) 7, and accordingly, the cash flow statements presented herein have not been reconciled to US GAAP under the accommodation provided by the SEC.

(g)	Redemption of Limited Partnership units

During the year ended September 30, 2004, the Company redeemed limited partnership units and recorded the cost as a charge to deficit for Canadian GAAP purposes. Under US GAAP, the Company applied ASC 805, Business Combinations (formerly SFAS No. 141, “Business Combinations”), and allocated the cost of issuing the common shares and share purchase warrants to goodwill, after first considering any allocation to tangible and intangible assets acquired. This resulted in an increase of $6,511,063 in goodwill and shareholders’ equity. The Company applies ASC 350, Intangibles – Goodwill and Other, in determining if there is any impairment in value. As at September 30, 2011, no impairment in value has been recorded to date.

(h)	Income taxes

The Company follows the liability method with respect to accounting for income taxes. Deferred tax assets and liabilities are determined based on temporary differences between the carrying amounts and the tax basis of assets and liabilities. Deferred income tax assets and liabilities are measured using enacted tax rates that will be in effect when these differences are expected to reverse. Deferred income tax assets are reduced by a valuation allowance, if based on the weight of available evidence; it is more likely than not that some portion or all of the deferred tax assets will not be realized.

In July 2006, the Financial Accounting Standards Board (the “FASB”) issued Financial Interpretation No. 48, Accounting for Uncertainty in Income Taxes, subsequently codified as ASC 740, which clarifies the accounting for uncertainty in income taxes recognized in a company’s financial statements in accordance with Statement of Financial Accounting Standards No. 109, Accounting for Income Taxes. ASC 740 prescribes a recognition threshold and measurement process for recording in the financial statements uncertain tax positions taken or expected to be taken in a tax return. Additionally, ASC 740 provides guidance on the de-recognition, classification, interest and penalties, accounting in interim periods, and disclosure requirements for uncertain tax positions. The Company adopted the provisions of ASC 740 beginning October 1, 2007.

The Company files income tax returns in the U.S., Canada and the United Kingdom. The Company and its subsidiaries are subject to income tax examination by tax authorities in all jurisdictions from their inception to date. The Company’s policy is to recognize interest expense and penalties related to income tax matters as tax expense. At September 30, 2011, the Company did not have any significant accruals for interest related to unrecognized tax benefits or tax penalties. Based on the Company’s evaluation, there are no significant uncertain tax positions requiring recognition or measurement in accordance with ASC 740.

During the year ended September 30, 2010, the Company recorded a deferred tax asset relating to the utilization of PNI Digital Media Europe Ltd. loss carryforwards to offset the current year income taxes payable in the amount of $363,728.  The Company also determined that a portion of the previously unrecognized PNI Digital Media Europe Ltd. loss carry forwards should be recognized as the likelihood of realization of the tax asset was estimated to be more likely than not.

During the year ended September 30, 2011, the Company determined that as a result of the performance of the Company’s UK operations, an additional portion of previously unrecognized PNI Digital Media Europe Ltd. loss carryforwards should be recognized as the likelihood of realization of the tax asset was estimated to be more likely than not.

Canadian GAAP requires that a future income tax asset acquired in a business combination that was not recognized at the time of acquisition as an identifiable asset but is subsequently recognized by the acquirer should be applied to reduce goodwill and intangibles to zero, with any remaining amount recognized as a reduction to income tax expense.

Accordingly, amounts of $949,152 and $89,266 were credited against PNI Digital Media Europe Ltd. goodwill and intangibles respectively during the year ended September 30, 2010; and $77,382 was credited against PNI Digital Media Europe Ltd. goodwill during the year ended September 30, 2011.

US GAAP requires reversals of a valuation allowance related to acquired losses and deductible temporary differences to be recognized as a deferred tax benefit in the Statements of Earnings (Loss) and Comprehensive Gain (Loss).

During the year ended September 30, 2010, the Company determined that it was more likely than not to realize the loss carryforwards and other deductible temporary differences arising in Canada.  As a result the Company reversed the valuation allowance relating to these items and recorded a future tax benefit.  A portion of the valuation allowance of $107,611 related to share issue costs that are deductible for tax purposes.  In accordance with Canadian GAAP, this was recorded as a future tax benefit within the Company’s Statements of Earnings (Loss) and Comprehensive Gain (Loss).  US GAAP, however, requires the benefit associated with the reversal of a valuation allowance relating to equity items be recorded as an increase to share capital.  Accordingly, for US GAAP, an amount of $107,611 was recorded as an increase to share capital.   During the year ended September 30, 2011, under Canadian GAAP the Company recorded a future tax expense of $106,824 associated with the realization of a portion of share issue costs; however, under US GAAP the expense was recorded as a decrease to share capital.

(i)	Recent adopted U.S. standards

Accounting Standards Update 2009-05

Effective October 1, 2009, the Company adopted ASU 2009-05, “Fair Value Measurements and Disclosures”.  The ASU provides a number of amendments to Subtopic 820-10, “Fair Value Measurements and Disclosures – Overall”, regarding the fair value measurements of liabilities.  The adoption of this ASU did not have a significant impact on the financial statements of the Company.

Accounting Standards Update 2009-06

Effective October 1, 2009 the Company adopted ASU 2009-06, “Income Taxes”.  ASU 2009-06 provides additional implementation guidance on accounting for uncertainty in income taxes.  The adoption of this ASU has had no significant impact on the financial statements of the Company.

Accounting Standards Update 2009-13

In October 2009, the FASB issued ASU No. 2009-13, Multiple-Deliverable Revenue Arrangements, under ASC No. 605. The new guidance provides a more flexible alternative to identify and allocate consideration among multiple elements in a bundled arrangement when vendor-specific objective evidence or third-party evidence of selling price is not available. ASU No. 2009-new guidance provides a more flexible alternative to identify and allocate consideration among multiple elements in a bundled arrangement when vendor-specific objective evidence or third-party evidence of selling price is not available.

ASU No. 2009-13 requires the use of the relative selling price method and eliminates the residual method to allocation arrangement consideration. Additional expanded qualitative and quantitative disclosures are also required. The guidance is effective prospectively for revenue arrangements entered into or materially modified in years beginning on or after June 15, 2010.

The adoption of this standard did not have a significant impact on the financial statements of the Company.

           Accounting Standards Update 2009-14

In October 2009, the FASB issued ASU No. 2009-13, arrangements that remove non-software components of tangible products and certain software component of tangible products from the scope of existing software revenue guidance, resulting in the recognition of revenue similar to that for other tangible products. The new standard requires expanded qualitative and quantitative disclosures. The guidance is effective prospectively for revenue arrangements entered into or materially modified in years beginning on or after June 15, 2010.

The adoption of this standard did not have a significant impact on the financial statements of the Company.

Accounting Standards Update 2010-02

In January 2010, the FASB released ASU 2010-02, “Consolidation (Topic 810): accounting and reporting for decreases in ownership of a subsidiary – a scope clarification”.  ASU 2010-02 is effective at the beginning of the period ending on or after December 15, 2009 and describes amendments that clarify the types of transactions that should be accounted for as a decrease in ownership of a subsidiary as set forth in consolidations topic of the FASB Accounting Standards Codification (Subtopic 810-10). The Board’s objective in making the amendments is to remove the potential conflict between guidance in that Subtopic and asset de-recognition and gain or loss recognition guidance that may exist in other US GAAP. The adoption of this ASU has had no impact on the financial statements of the Company.

Accounting Standards Update 2010-05

In January 2010, the FASB released ASU 2010-05, “Compensation – Stock Compensation (Topic 718):  escrowed share arrangements and the presumption of compensation”.  ASU 2010-05 codifies EITF Topic D-110, escrowed share arrangements and the Presumption of Compensation, and amends paragraphs 505-50-S25-3, 718-10-S25-1, and 718-10-S99-2.  The adoption of these amendments had no impact on these financial statements.

Accounting Standards Update 2010-06

In January 2010, the FASB released ASU 2010-06, “Fair Value Measurements and Disclosures (Topic 820):  improving disclosures about fair value measurements”. The ASU provides a number of amendments to Subtopic 820-10, that require new disclosures and that clarify certain existing disclosures related to fair value measurements.  ASU 2010-06 is effective at the beginning of the period ending on or after December 15, 2009.  The adoption of this ASU did not have a significant impact on these financial statements.

         Accounting Standards Update 2010-08

In February 2010, the FASB released ASU 2010-08, “Technical corrections to various topics”.  ASU 2010-08 was issued to amend certain US GAAP provisions to eliminate inconsistencies, outdated provisions and provide further clarifications where required.  The Board concluded that the guidance in the amendments will not result in pervasive changes to current practice, and while none of the provisions in the amendments in this ASU fundamentally change US GAAP, certain clarifications made to the guidance on embedded derivatives and hedging (Subtopic 815-15) may cause a change in the application of that Subtopic and, thus, special transition provisions are provided for accounting changes related to that Subtopic.  The amendments in ASU 2010-08 are effective for the first reporting period beginning after issuance, except for certain amendments made to Topic 815 which are effective for fiscal years beginning after December 15, 2009.  The amendments of this ASU have had no impact on the financial statements of the Company.

Accounting Standards Update 2010-09

In February 2010, the FASB released ASU 2010-09, “Subsequent Events (Topic 855):  amendments to certain recognition and disclosure requirements.  The amendments in ASU 2010-09 are effective upon issuance, and address certain implementation issues including: (i) eliminating the requirement for SEC filers to disclose the date through which it has evaluated subsequent events; (ii)  clarifying the period through which conduit bond obligors must evaluate subsequent events; and (iii)  refining the scope of the disclosure requirements for reissued financial statements.  The Board’s objective in making the amendments is to remove potential conflicts between US GAAP and SEC guidance.  The adoption of this ASU has had no significant impact on the financial statements of the Company.

Accounting Standards Update 2010-11

In March 2010, the FASB released ASU 2010-11, “Derivatives and Hedging (Topic 815):  scope exception related to embedded credit derivatives”.  The amendments in ASU 2010-11 are effective for each reporting entity at the beginning of its first fiscal quarter beginning after June 15, 2010.  ASU 2010-11 provides clarifications and related additional examples to improve financial reporting by resolving potential ambiguity about the breadth of the embedded credit derivative scope exception in paragraphs 815-15-15-8 through 15-9 of Topic 815.  The adoption of this ASU has had no impact on the financial statements of the Company.

Accounting Standards Update 2010-12

In April 2010, the FASB released ASU 2010-12, “Income Taxes (Topic 740):  accounting for certain tax effects of the 2010 health care reform acts”.  ASU 2010-12 codifies Subtopic 740-10.  The amendments have had no impact on the financial statements of the Company.

         Accounting Standards Update 2010-20

In July 2010, the FASB released ASU 2010-20, “Receivables (Topic 310)”.  ASU 2010-20 is effective for interim and annual reporting periods ending on or after December 15, 2010.  The objective of ASU 2010-20 is to provide additional information to assist financial statement users in assessing an entity’s credit risk exposures and evaluating the adequacy of its allowance for credit losses as it relates to an entity’s portfolio of financing receivables.  The amendments in ASU 2010-20 affect all entities with financing receivables, excluding short-term trade accounts receivable or receivables at fair value or lower of cost or fair value.  The amendments have had no impact on the financial statements of the Company.

Accounting Standards Update 2010-21

In August 2010, the FASB released ASU 2010-21, “Accounting for Technical Amendments to Various SEC Rules and Schedules”.  ASU 2010-21 amends various SEC paragraphs pursuant to the issuance of Release No. 33-9026:  Technical Amendments to Rules, Forms, Schedules and Codification of Financial Reporting Policies.  The amendments have had no impact on the financial statements of the Company.

Accounting Standards Update 2010-22

In August 2010, the FASB released ASU 2010-22, “Accounting for Various Topics”.  ASU 2010-22 amends various SEC paragraphs based on external comments received and the issuance of SAB 112, which amends or rescinds portions of certain SAB topics.  The amendments have had no impact on the financial statements of the Company.

Accounting Standards Update 2010-28

In December 2010, the FASB released ASU 2010-28, “Intangibles – Goodwill and Other (Topic 350):  When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”.  The amendments in ASU 2010-28 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2010.  The objective of ASU 2010-28 is to address circumstances where entities have concluded that despite factors that indicate goodwill assigned to a reporting unit may be impaired, Step 2 of the goodwill impairment test (measuring the amount of impairment loss) is not performed as reporting units with zero or negative carrying amounts will generally have a fair value greater than zero.  ASU 2010-28 modifies Step 1 of the goodwill impairment test to require an entity to perform Step 2 of the goodwill impairment test, for reporting units with zero or negative carrying amounts if it is more likely than not that a goodwill impairment exists.  The amendments have had no impact on the financial statements of the Company.

Business Combinations

In December 2007, the FASB issued new accounting guidance as outlined in ASC 805, Business Combinations, regarding business combinations and non-controlling interests in consolidated financial statements. This new guidance retains the fundamental requirements in previous guidance for business combinations requiring that the use of the purchase method be used for all business combinations. The acquirer is required to recognize the assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree at the acquisition date, measured at their fair values as of that date. Additionally, business combinations will now require that acquisition costs be expensed as incurred, the recognition of contingencies and restructuring costs associated with a business combination must generally be expensed, and changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally will affect income tax expense. This guidance applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, which is the year ending September 30, 2010 for the Company.  Since adoption of this standard, effective October 1, 2009, the Company has not undertaken any transactions to which these revised rules apply.

Non-controlling Interests in Consolidated Financial Statements

In December 2007, the FASB clarified guidance on non-controlling interests in consolidated financial statements.  The clarification requires ownership interests in subsidiaries held by other parties to be classified as equity in the consolidated financial statements and changes in ownership interests in a subsidiary to be accounted for as equity transactions. Deconsolidation of a subsidiary is to be accounted for at fair value.  This update is applicable for fiscal years beginning on or after December 15, 2008 on a prospective basis, except for the presentation and disclosure requirements which are to be applied to all periods presented.  The Company does not currently have any partially owned subsidiaries and does not expect, based on its current structure, the adoption, effective October 1, 2009 to have any significant impact.

Determination of the Useful Life of Intangible Assets

Effective October 1, 2009 the Company adopted FASB’s updated guidance as outlined in ASC 350, Intangibles – Goodwill and Other, regarding the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. The intent of this revised guidance is to improve the consistency between the useful life of a recognized intangible and the period of expected cash flows used to measure the fair value of the asset. The adoption of this revised guidance has not had a significant impact on the financial statements of the Company.

(j)	Recent U.S. announcements

Accounting Standards Update 2010-13

In April 2010, the FASB released ASU 2010-13, “Compensation – Stock Compensation (Topic 718):  effect of denominating the exercise price of a share based payment award in the currency of the market in which the underlying equity security trades – a consensus of the FASB Emerging Issues Task Force.”  ASU 2010-13 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010.  ASU 2010-13 clarifies that a share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition; therefore, such an award should not be classified as a liability.  The Company does not anticipate the amendments of ASU 2010-13 will have a financial impact on the Company’s results.

Accounting Standards Update 2010-29

In December 2010, the FASB released ASU 2010-29 “Business Combinations (Topic 805) – Disclosure of Supplementary Pro Forma Information for Business Combinations”.  The objective of ASU 2010-29 is to address diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations.  Under ASU 2010-29, if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only.  The amendments in ASU 2010-29 are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  The amendments have had no impact on the financial statements of the Company.

Accounting Standards Update 2011-08

In September 2011, the FASB released ASU 2011-08 “Intangibles – Goodwill and Other (Topic 350) – Testing Goodwill for Impairment”.  The objective of ASU 2011-08 is to provide an entity with the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.  However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit.  The amendments in ASU 2011-08 are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for non-public entities, have not yet been made available for issuance.